Consolidated Balance Sheets Parenthetical - USD ($)	Feb. 28, 2015	Aug. 31, 2014
Preferred stock shares authorized	15,000,000
Subscriptions Receivable	$ 600,000
Amortization of Debt Issuance Costs	4,916
Short-term notes payable, debt discount	64,079	$ 161,899
Short-term convertible notes payable, debt discount	$ 106,300
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	150,000,000	150,000,000
Common stock shares issued	45,633,262	42,570,975
Common stock shares outstanding	45,633,262	42,570,975
Class B Membership units, par value (in dollars per unit)
Class B Membership units, authorized units	8	8
Class B Membership units, issued units	7	7
Class B Membership units, outstanding units	2	2
Series A Preferred Stock
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	14,999,999	14,999,999
Preferred stock shares issued
Preferred stock shares outstanding
Series B Preferred Stock
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	1	1
Preferred stock shares issued	1
Preferred stock shares outstanding